Private Placement (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Private Placement [Line Items]
Aggregate proceeds (in Dollars)	$ 4,988,750
Private Placement [Member]
Private Placement [Line Items]
Sale of units		498,875
Price per share (in Dollars per share)		$ 10
Aggregate proceeds (in Dollars)		$ 4,988,750
U.S. Tiger [Member]
Private Placement [Line Items]
Sponsor shares		20,000
Sponsor [Member]
Private Placement [Line Items]
Sale of units		478,875
Price per share (in Dollars per share)		$ 10